Cover	3 Months Ended
Mar. 31, 2025
Entity Addresses [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	TriSalus Life Sciences, Inc., a Delaware corporation (the “Company”) is filing this Amendment No. 1 to its Registration Statement on Form S-4 (the “Original S-4”) in order (i) to provide certain supplementary disclosure regarding the exchange ratio, (ii) to confirm the date and time of the expiration of the offer period, as well as (iii) to correct certain minor typographical errors in the Original S-4. Except as described above, no other changes were made to the Original S-4 regarding the terms of the offer and consent solicitation. As disclosed in the Original S-4 filing, the Offer and Consent Solicitation will expire at one minute after 11:59 p.m., Eastern Daylight Time, on July 23, 2025.
Entity Registrant Name	TRISALUS LIFE SCIENCES, INC.
Entity Central Index Key	0001826667
Entity Tax Identification Number	85-3009869
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6272 W. 91st Ave.
Entity Address, City or Town	Westminster
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80031
City Area Code	(303)
Local Phone Number	442-1222
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	6272 W. 91st Ave.
Entity Address, City or Town	Westminster
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80031
City Area Code	(888)
Local Phone Number	321-5212
Contact Personnel Name	Mary Szela